RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 5,679,977	$ 2,408,448	$ 5,532,244
Other general and administrative expenses	628,608	667,267	293,931
Total Operating Expenses	5,321,417	2,972,827	3,942,561
Income (loss) from Operations	358,560	(564,379)	1,589,683
Interest income	30,662	26,565	32,112
Net income (loss)	299,364	(537,814)	1,167,002
Other comprehensive income (loss):
Foreign currency translation adjustments	(53,156)	(170,344)	270,019
Comprehensive income (loss) attributable to MDJM Ltd shareholders	248,606	(707,335)	$ 1,437,021
MDJM
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	0	0
Share of profit (loss) in subsidiaries	453,106	(515,971)
Start-up fees	0	42,574
Other general and administrative expenses	101,948	0
Total Operating Expenses	101,948	42,574
Income (loss) from Operations	351,158	(558,545)
Interest income	26,719	0
Net income (loss)	377,877	(558,545)
Other comprehensive income (loss):
Foreign currency translation adjustments	(50,758)	(169,521)
Comprehensive income (loss) attributable to MDJM Ltd shareholders	$ 327,119	$ (728,066)